Schedule of Restricted Stock Award Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Awards Outstanding, Beginning	200,000
Weighted Average Grant Date Fair Value, Beginning	$ 1.48
Number of Awards, Granted	100,000	400,000
Weighted Average Grant Date Fair Value, Granted	$ 7.21	$ 1.48
Number of Awards,Vested	(300,000)	(200,000)
Weighted Average Grant Date Fair Value,Vested	$ 3.39	$ 1.48
Number of Awards Outstanding, Ending		200,000
Weighted Average Grant Date Fair Value, Ending		$ 1.48